COSTS AND EXPENSES BY NATURE - Schedule of other gains (losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Material income and expense [abstract]
Adjustment net realizable value fleet available for sale	$ 0	$ 0	$ (39,163)
Other	(1,201)	(36,223)	(51,880)
Total	$ (1,201)	$ (36,223)	$ (91,043)